Account Receivables, Net (Details) - Schedule of Account Receivables, Net - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Account Receivables Net Abstract
Trade receivables		$ 1,180,528	$ 1,949,896
Less: allowance for doubtful accounts	$ (408,996)	(58,834)	(63,188)
Accounts receivable, net	$ 2,669,269	$ 1,121,694	$ 1,886,708